Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
11.	Supplemental Cash Flow Information

Payments for interest and income taxes were as follows:

	Years ended December 31,
	2024	2023
Interest	$—	$—
Income taxes	$—	$—

Non-cash transactions:

On May 18, 2023, the Company issued 50,000 ordinary shares of US$1 each to its holding company by debiting US$50,000 due from immediate holding company, without any cash inflows.